PIMCO Funds

Supplement Dated March 31, 2008 to
Bond Funds Class A, B and C Prospectus, dated October 1, 2007
Municipal Bond Funds Class A, B and C Prospectus, dated October 1, 2007
Real Return Strategy, Equity-Related & Asset Allocation Funds
Class A, B and C Prospectus, dated October 1, 2007

Disclosure Related to All Funds

The last sentence in the paragraph immediately proceeding the subsection captioned "Right of Accumulation and Combined Purchase Privilege (Breakpoints)" contained in the section of each Prospectus titled "Classes of Shares-Class A, B and C Shares" is deleted and replaced in its entirety with the following:

These programs, which apply to purchases of one of more funds that are series of the Trust, Allianz Funds or Allianz Funds Multi-Strategy Trust that offer Class A shares (other than the Money Market Fund) (together, "Eligible Funds"), are summarized below and are described in greater detail in the Guide.

Further, the third sentence of the subsection captioned "Small Account Fee" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

However, you will not be charged this fee if the aggregate value of all of your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

Further, the third sentence of the subsection captioned "Minimum Account Size" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts exceeds $50,000.

Further, the first sentence of the subsection captioned "Exchanging Shares" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds or Allianz Funds Multi-Strategy Trust, subject to any restriction on exchanges set forth in the applicable fund's prospectus.

Further, the first sentence of the second bullet point of the third paragraph in the section of each Prospectus titled "Fund Distributions" is deleted and replaced in its entirety with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, Allianz Funds, or Allianz Funds Multi-Strategy Trust which offers that class at NAV.

Further, the name of the Allianz Funds and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares ("Guide") is being changed to Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares. Any reference to the name of the Guide in each Prospectus is hereby updated accordingly.

PIMCO Funds

Supplement Dated March 31, 2008 to the
PIMCO Real Return Fund Class A, B and C Prospectus, dated July 31, 2007
PIMCO Total Return Fund Class A, B and C Prospectus, dated July 31, 2007

Disclosure Related to All Funds

The last sentence in the paragraph immediately preceding the subsection captioned "Right of Accumulation and Combined Purchase Privilege (Breakpoints)" contained in the section of each Prospectus titled "Investment Options" is deleted and replaced in its entirety with the following:

These programs, which apply to purchases of one of more funds that are series of the Trust, Allianz Funds or Allianz Funds Multi-Strategy Trust that offer Class A shares (other than the Money Market Fund) (together, "Eligible Funds"), are summarized below and are described in greater detail in the Guide.

Further, the third sentence of the subsection captioned "Small Account Fee" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

However, you will not be charged this fee if the aggregate value of all of your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

Further, the third sentence of the subsection captioned "Minimum Account Size" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts exceeds $50,000.

Further, the first sentence of the subsection captioned "Exchanging Shares" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A, Class B or Class C shares of the Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds or Allianz Funds Multi-Strategy Trust, subject to any restriction on exchanges set forth in the applicable fund's prospectus.

Further, the first sentence of the second bullet point of the third paragraph in the section of each Prospectus titled "Fund Distributions" is deleted and replaced in its entirety with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, Allianz Funds, or Allianz Funds Multi-Strategy Trust which offers that class at NAV.

Further, the name of the Allianz Funds and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares ("Guide") is being changed to Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares. Any reference to the name of the Guide in each Prospectus is hereby updated accordingly.

PIMCO Funds

Supplement Dated March 31, 2008 to the
RealRetirement™ Funds Class A Prospectus
dated March 27, 2008

Disclosure Related to All Funds

The last sentence in the paragraph immediately preceding the subsection captioned "Right of Accumulation and Combined Purchase Privilege (Breakpoints)" contained in the section of the Prospectus titled "Class A Shares" is deleted and replaced in its entirety with the following:

These programs, which apply to purchases of one of more funds that are series of the Trust, Allianz Funds or Allianz Funds Multi-Strategy Trust that offer Class A shares (other than the Money Market Fund) (together, "Eligible Funds"), are summarized below and are described in greater detail in the Guide.

Further, the third sentence of the subsection captioned "Small Account Fee" contained in the section of the Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

However, you will not be charged this fee if the aggregate value of all of your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

Further, the third sentence of the subsection captioned "Minimum Account Size" contained in the section of the Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts exceeds $50,000.

Further, the first sentence of the subsection captioned "Exchanging Shares" contained in the section of the Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class A shares of any Fund for the same Class of shares of any other fund of the Trust or a fund of Allianz Funds or Allianz Funds Multi-Strategy Trust, subject to any restriction on exchanges set forth in the applicable fund's prospectus.

Further, the first sentence of the second bullet point of the third paragraph in the section of the Prospectus titled "Fund Distributions" is deleted and replaced in its entirety with the following:

Invest all distributions in shares of the same class of any other fund of the Trust, Allianz Funds, or Allianz Funds Multi-Strategy Trust which offers that class at NAV.

Further, the name of the Allianz Funds and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares ("Guide") is being changed to Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares. Any reference to the name of the Guide in the Prospectus is hereby updated accordingly.

PIMCO Funds

Supplement Dated March 31, 2008 to
Bond Funds Class D Prospectus, dated July 31, 2007
Municipal Bond Funds Class D Prospectus, dated October 1, 2007
Real Return Strategy, Equity-Related & Asset Allocation Funds Class D Prospectus
dated October 1, 2007
RealRetirement™ Funds Class D Prospectus, dated March 27, 2008

Disclosure Related to All Funds

The third sentence of the subsection captioned "Small Account Fee" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

However, you will not be charged this fee if the aggregate value of all of your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts is at least $50,000.

Further, the third sentence of the subsection captioned "Minimum Account Size" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts exceeds $50,000.

Further, the first sentence of the subsection captioned "Exchanging Shares" contained in the section of each Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

You may exchange your Class D shares of any Fund for the Class D shares of any other fund of the Trust or a fund of Allianz Funds or Allianz Funds Multi-Strategy Trust that offers Class D shares.

Further, the first sentence of the second bullet point of the third paragraph in the section of each Prospectus titled "Fund Distributions" is deleted and replaced in its entirety with the following:

Invest all distributions in Class D Shares of any other fund of the Trust, Allianz Funds, or Allianz Funds Multi-Strategy Trust which offers Class D Shares at NAV.

PIMCO Funds

Supplement Dated March 31, 2008 to the
PIMCO Funds Class R Prospectus
dated October 1, 2007

Disclosure Related to All Funds

The third sentence of the subsection captioned "Minimum Account Size" contained in the section of the Prospectus titled "How to Buy and Sell Shares" is deleted and replaced in its entirety with the following:

Your Fund account will not be liquidated if the reduction in size is due solely to a decline in market value of your Fund shares or if the aggregate value of all your Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds accounts exceeds $50,000.

Further, the name of the Allianz Funds and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares ("Guide") is being changed to Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares. Any reference to the name of the Guide in the Prospectus is hereby updated accordingly.

PIMCO Funds

Supplement Dated March 31, 2008 to the
Statement of Additional Information
Dated February 27, 2008

Disclosure Related to All Funds

Effective immediately, the phrase "the RealRetirement Funds' Class A shares, Class D shares, and Institutional and Administrative Class shares are offered through separate RealRetirement Funds Prospectuses each dated February 27, 2008" in the third paragraph on the cover page of the Statement of Additional Information is replaced in its entirety with the following:

the RealRetirement™ Funds' Class A shares, Class D shares, and Institutional and Administrative Class shares are offered through separate RealRetirement™ Funds Prospectuses each dated March 27, 2008

Further, the first sentence of the sixth paragraph of the section titled "Purchases, Exchanges and Redemptions" is deleted and replaced in its entirety with the following:

As described in the Class A, B and C, Class D and Class R Prospectuses under the caption "Exchanging Shares," and in the Institutional and Administrative Class Prospectuses under the caption "Exchange Privilege," and in the Guide (with respect to Class A, B, C and R shares only), a shareholder may exchange shares of any Fund for shares of the same class of any other Fund of the Trust, any series of Allianz Funds (formerly known as PIMCO Funds: Multi-Manager Series), or any series of Allianz Funds Multi-Strategy Trust that is available for invesment, each on the basis of their respective net asset values.

Further, the name of the Allianz Funds and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares ("Guide") is being changed to Allianz Funds, Allianz Funds Multi-Strategy Trust and PIMCO Funds Shareholders' Guide for Class A, B, C and R Shares. Any reference to the name of the Guide in the Statement of Additional Information is hereby updated accordingly.